Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Calculation of Earnings per Share

The following table sets forth the calculation of earnings per share (in thousands of Brazilian reais, except per share amounts):

	December 31, 2021	December 31, 2020 (restated)	December 31, 2019 (restated)
Profit attributable to the holders of the
Company’s common shares used in the
calculation of basic earnings per share	6,312,140	859,482	1,316,341
Profit from continuing operations attributable
to the ordinary equity holders of the Company
used in calculating basic earnings per share	6,312,140	859,482	1,305,320
Dilutive effect of the share-based plan of subsidiaries	(5,249)	(5,739)	(5,714)
Profit attributable to the holders of the
Company’s common shares used in the
calculation of diluted earnings per share	6,306,891	853,743	1,310,627
Profit from continuing operations attributable
to the ordinary equity holders of the Company
used in calculating diluted earnings per share	6,306,891	853,743	1,299,606
Weighted average number of outstanding
Shares of Cosan S.A. (in thousands of shares)
Basic	1,834,533	1,834,533	1,834,533
Dilutive effect of the share-based plan	4,687	6,741	8,530
Dilutive	1,839,220	1,841,274	1,843,063
Earnings per share
Basic	R$3.4407	R$0.4685	R$0.7175
Diluted	R$3.4291	R$0.4637	R$0.7111
Earnings per share from continuing operations
Basic	R$3.4407	R$0.4685	R$0.7115
Diluted	R$3.4291	R$0.4637	R$0.7051

Dilutive instruments

The Company’s subsidiaries have two categories of potential dilutive effects: share options and put options. For the share options, a calculation is done to determine the effect of the dilution in the profit attributable to shareholders of the parent due the exercise of the share options at subsidiaries. For the put option, is assumed to have been converted into ordinary shares, and the profit attributable to shareholders of the parent is adjusted.

Anti-dilutive instruments

For the year ended December 31, 2021, 45,765,000 shares related to the Cosan S.A. share buyback plan were not considered in the diluted earnings per share analysis, as they would have an anti-dilutive effect.